Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Derivative Asset, Current	$ 12,050	$ 216
LIABILITIES
Derivative Liability, Current	14,419	1,724
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset	11,942	216
LIABILITIES
Derivative Liability	12,893	1,724
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	1,171	216
LIABILITIES
Derivative Liability, Current	12,893	0
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	10,771	0
LIABILITIES
Derivative Liability, Current	0	1,724
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset	0	0
LIABILITIES
Derivative Liability	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	0	0
LIABILITIES
Derivative Liability, Current	0	0
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	0	0
LIABILITIES
Derivative Liability, Current	$ 0	$ 0